Stock-Based Compensation	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Stock-Based Compensation
Note 8. Stock-Based Compensation
Legacy MariaDB Stock Options Plans
On December 8, 2017, Legacy MariaDB adopted the Global Share Option Plan 2017 (the “2017 Plan”) and Global Share Option Plan 2017 USA (the “2017 US Plan”) that entitle employees, members of the board as well as advisors to purchase shares in the Company. Under these programs, holders of vested options are entitled to purchase shares at a stated price determined at the grant date. All options are to be settled by the physical delivery of shares. Stock options granted under the 2017 US Plan and the 2017 Plan are incentive stock options to the extent permitted under the U.S. tax laws (“ISOs”) and non-qualified/nonstatutory
stock options (“NSOs”), respectively. Options granted under both plans are exercisable over a maximum term of 10 years. Stock option awards under both plans generally vest over a period of four years with 25% vesting on the one year anniversary of the award and the remainder vesting monthly over the next 12 quarters of the grantee’s service to the Company as an employee or an advisor/consultant. During the three months ended December 31, 2022 and 2021, 65,098 and $114,082 options were granted under the 2017 Plan and 2017 US Plan, respectively.
On July 4, 2022, Legacy MariaDB adopted the Summer Share Option Plan 2022 USA (the “2022 US Plan”) that entitles employees, members of the board as well as advisors to purchase shares in the Company. Under the program, holders of vested options are entitled to purchase shares at a stated price determined at the grant date. All options are to be settled by the physical delivery of shares. Stock options granted under the 2022 US Plan are ISOs to the extent permitted under U.S. tax laws and NSOs. Options granted under the plan are exercisable over a maximum term of 10 years. Stock options granted under the 2022 US Plan generally vest 25% on the one-year
anniversary and the remainder vesting quarterly during the grantee’s service to the Company as an employee or as an advisor/consultant. During the three months ended December 31, 2022, 58,182 options were granted under the 2022 US Plan.
MariaDB plc 2022 Equity Incentive Plan
On October 18, 2022, at a special meeting of shareholders of APHC, the shareholders approved the MariaDB plc 2022 Equity Incentive Plan and reserved 6,648,319 authorized Ordinary Shares. The 2022 Equity Incentive Plan was approved and adopted by the board of directors of MariaDB plc as of December 18, 2022 and became effective immediately upon closing of the Business Combination.
All equity awards of Legacy MariaDB that were issued under the Legacy Plans were converted into comparable equity awards that are settled or exercisable for Ordinary Shares. As a result, each Legacy MariaDB option was converted into an option to purchase Ordinary Shares based on an Exchange Ratio of approximately 0.22816. As of the effective date of the 2022 Equity Incentive Plan, no further stock awards have been or will be granted under the Legacy Plans. Option information is presented in the below paragraphs and tables as having been converted as of December 31, 2022 and 2021, as applicable.
The 2022 Equity Incentive Plan authorizes the issuance or transfer of up to 6,648,319 Ordinary Shares. The number of Ordinary Shares will automatically increase as of the first day of each fiscal year of the Company commencing after the closing of the Business Combination and ending on and including the first day of the fiscal year in 2032, by an amount equal to the lesser of (i) 5% of the aggregate number of the Company’s Ordinary Shares outstanding as of the last day of the immediately preceding fiscal year and (ii) an amount determined by the plan administrator.
Upon completion of the Business Combination, certain options to acquire Legacy MariaDB Ordinary Shares were automatically converted into options to be settled in MariaDB plc Ordinary Shares on the same terms and conditions as were applicable to the corresponding MariaDB Equity Awards (other than adjustments to the number of shares and exercise price based on the Exchange Ratio), including applicable vesting conditions, subject to limited exceptions described in the Merger Agreement.
Any Ordinary Shares subject to rollover options from the Legacy Plans that, on or after the closing of the Business Combination, subsequently cease to be subject to such rollover options (other than by reason of exercise of the rollover options), will be available for issuance under the 2022 Equity Incentive Plan.
Stock Options
The following table summarizes stock option activity under the Company’s incentive plans for the periods covered:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life	Aggregated Intrinsic Value
			(in years)	(in thousands)
Options outstanding, September 30, 2022	42,764,264	$0.26
Recapitalization	(33,006,982)	$0.88
Options outstanding, September 30, 2022	9,757,282	$1.14
Granted	123,280	$4.16
Exercised	(844,350)	$0.53
Forfeited	(63,503)	$2.67
Options outstanding, December 31, 2022	8,972,709	$1.23	7.51	$66,350
Options Exercisable, December 31, 2022	5,533,064	$0.61	6.69	$44,308
Vested and expected to vest after December 31, 2022	8,977,074	$1.23	7.51	$66,385
The weighted-average grant-date fair value of options granted during the three months ended December 31, 2022 and 2021 was $2.02 and $0.70 per share, respectively. The total intrinsic value of options exercised during the three months ended December 31, 2022 and 2021, was $5.3 million and $2.6 million, respectively. The aggregate grant date fair value of stock options vested during the three months ended December 31, 2022 and 2021, was $0.3 million and zero, respectively. As of December 31, 2022 and September 30, 2022, there was $2.1 million and $2.3 million of unrecognized stock-based compensation expense related to outstanding stock options granted to employees that is expected to be recognized over a weighted-average period of 1.9 years and 1.9 years, respectively.
Fair Value Valuation Assumptions
The fair value of options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following input assumptions:

	Three Months Ended December 31,
	2022		2021
	Range	Weighted Average	Range	Weighted Average
Dividend yield (%)	0% - 0%	0%	0% - 0%	0%
Expected volatility (%)	44.90% - 47.26%	45.90%	43.21% - 44.26%	43.78%
Risk-free interest rate (%)	3.70% - 3.80%	3.76%	1.17% - 1.40%	1.29%
Expected life of stock options (years)	5.00 -7.00	5.88	5.13 - 7.00	6.06
Fair value of common stock ($)	$4.16 - $4.16	$4.16	$1.67 - $1.67	$1.67

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations and comprehensive loss is as follows:

	Three Months Ended December 31,
	2022	2021

	(in thousands)
Cost of revenue	$68	$5
Research and development expenses	220	60
Sales and marketing expenses	104	20
General and administrative expenses	224	44

Total stock-based compensation expense	$616	$129

MARIADB CORPORATION AB [Member]
Stock-Based Compensation
Note 9. Stock-Based Compensation
Stock Options Plans
On December 8, 2017, the Company adopted the Global Share Opti
o
n Plan 2017 (the “2017 Plan”) and Global Share Option Plan 2017 USA (the “2017 US Plan”) that entitle employees, members of the board as well as advisors to purchase shares in the Company. Under these programs, holders of vested options are entitled to purchase shares at a stated price determined at the grant date. All options are to be settled by the physical delivery of shares. Stock options granted under the 2017 US Plan and the 2017 Plan are incentive stock options to the extent permitted under the U.S. tax laws (“ISOs”) and non-qualified/nonstatutory
stock options (“NSOs”), respectively. Options granted under both plans are exercisable over a maximum term of
10
years. Stock option awards under both plans generally vest over a period of four years with 25% vesting on the one year anniversary of the award and the remainder vesting monthly over the next 12 quarters of the grantee’s service to the Company as an employee or an advisor/consultant. During the years ended September 30, 2022 and 2021, 5,647,000 and 11,765,299 options, respectively, were granted under the 2017 Plan and 2017 US Plan.
On July 4, 2022, the Company adopted the 2022 US Plan that entitles employees, members of the board as well as advisors to purchase shares in the Company. Under the program, holders of vested options are entitled to purchase shares at a stated price determined at the grant date. All options are to be settled by the physical delivery of shares. Stock options granted under the 2022 US Plan are ISOs to the extent permitted under U.S. tax laws and NSOs. Options granted under the plan are exercisable over a maximum term of 10 years. Stock options granted under the 2022 US Plan generally vest 25% on the one-year
anniversary and the remainder vesting quarterly during the grantee’s service to the Company as an employee or as an advisor/consultant. During the year ended September 30, 2022, 4,406,674 options were granted under the 2022 US Plan.

Stock Options
The following table summarizes stock option activity under the Company’s incentive plans for the periods covered:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life	Aggregated Intrinsic Value
			(in years)	(in thousands)
Options outstanding, September 30, 2021 (1)	47,156,876	$0.13
Granted	10,053,674	$0.81
Exercised	(9,657,581)	$0.09
Forfeited	(4,788,705)	$0.48

Options outstanding, September 30, 2022	42,764,264	$0.24	7.69	$26,907

Options Exercisable, September 30, 2022	25,951,862	$0.11	6.81	$19,655

Vested and expected to vest after September 30, 2022	41,954,393	$0.24	7.69	$26,338

(1)	The options outstanding as of September 30, 2021 have been reduced by 1,106,511 options to reflect miscellaneous prior period true up adjustments.
The weighted-average grant-date fair value of options granted during the years ended September 30, 2022 and 2021 was $0.38 and $0.08, respectively. The total intrinsic value of options exercised during the years ended September 30, 2022 and 2021, was $2.1 million and $0.2 million, respectively. The aggregate grant date fair value of stock options vested during each of the years ended September 30, 2022 and 2021, was $0.5 million and $0.4 million, respectively. As of September 30, 2022 and September 30, 2021, there was $2.3 million and $0.7 million of unrecognized stock-based compensation expense related to outstanding stock options granted to employees that is expected to be recognized over a weighted-average period of 1.9 years and 2.3 years, respectively.
Fair Value Valuation Assumptions
The fair value of options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following input assumptions:

	Year Ended September 30,
	2022		2021
	Range	Weighted Average	Range	Weighted Average
Dividend yield (%)	0% - 0%	0%	0% - 0%	0%
Expected volatility (%)	43.21% - 46.94%	44.87%	40.19% - 57.16%	41.71%
Risk–free interest rate (%)	1.17%- 3.27%	2.81%	0.06% - 1.39%	0.83%
Expected life of stock options (years)	5.00- 7.02	6.01	0.10 - 7.50	5.98
Fair value of common stock ($)	$0.32- $0.87	$0.81	$0.20 - $0.20	$0.20

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations and comprehensive loss is as follows:

	Year Ended September 30,
	2022	2021
	(in thousands)
Cost of revenue	$143	$13
Research and development expenses	687	187
Sales and marketing expenses	383	81
General and administrative expenses	657	237

Total stock-based compensation expense	$1,870	$518